Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Components of income tax expense	The components of income tax expense are as follows for the six months ended June 30, 2013:

Current income tax expense	$—
Deferred income tax expense	11,680

Total income tax expense	$11,680

The components of income tax expense are as follows for the years ended December 31:

	2012	2011
Current income tax	$—	$(4,533)
Deferred income tax	10,724,261	1,703,985

	$10,724,261	$1,699,452

Reconciliation of income taxes to the expected statutory federal corporate income tax rates

The following is a reconciliation of income tax expense recorded on the Company’s consolidated statement of operations to the expected statutory federal corporate income tax rate for the six months ended June 30, 2013:

	Amount	Percent
Statutory federal income tax expense	$10,686	35.0%
State income tax expense, net of federal tax benefit	976	3.2%
Non-deductible expenses	82	0.2%
Other	(64)	(0.2)%

Total income tax expense	$11,680	38.2%

The following is a reconciliation of income taxes to the expected statutory federal corporate income tax rates for the years ended December 31:

	2012	2011
Statutory federal income tax	$9,733,376	$1,371,617
State tax, net of federal benefit	960,704	301,091
Non-deductible expenses	30,181	26,744

	$10,724,261	$1,699,452

Tax effects of significant temporary differences which gave rise to the Company's deferred tax assets and liabilities

The tax effects of significant temporary differences which gave rise to the Company’s deferred tax assets and liabilities are as follows as of June 30, 2013:

Deferred tax assets relating to:
Net operating loss carryforwards	$11,511
Reserve for mortgage repurchases and indemnifications	1,086
Incentive compensation accrual	1,070
Deferred rent and leasehold improvements	317
Vacation accrual and contributions	47
Stock-based compensation	300

Total deferred tax assets	$14,331

Deferred tax liabilities relating to:
Property and equipment	$989
Intangible assets	293
Loans held for sale and related derivatives	1,628
MSRs	37,482

Total deferred tax liabilities	$40,392

Net deferred tax liabilities	$26,061

The tax effects of significant temporary differences which gave rise to the Company’s deferred tax assets and liabilities are as follows at December 31:

	2012	2011
Deferred tax assets—
Net operating loss carryforwards	$5,843,603	$3,969,055
Liability for mortgage repurchases and indemnifications	735,478	—

	6,579,081	3,969,055

Deferred tax liabilities—
Fixed assets, intangibles and other	(873,674)	(126,244)
Loans held for sale and derivatives	(4,258,143)	(875,667)
Mortgage servicing rights	(15,828,479)	(6,623,196)

	(20,960,296)	(7,625,107)

Net deferred tax asset (liability)	$(14,381,215)	$(3,656,052)